Business Combinations - Summary of Value of the Assets Acquired and Liabilities Assumed (Detail) - CAD ($) $ in Millions	Aug. 01, 2019	Jan. 31, 2019
Assets acquired
Current assets		$ 37.6
Property, plant and equipment		15.4
Goodwill		53.5
Total assets acquired		216.6
Liabilities assumed
Current liabilities		(18.0)
Deferred income taxes		(20.3)
Total liabilities assumed		(38.3)
Total consideration paid in cash		178.3
Trademark [member]
Assets acquired
Identifiable intangible assets recognised		63.5
Dealer network [member]
Assets acquired
Identifiable intangible assets recognised		46.6
Alumacraft [member]
Assets acquired
Current assets		23.5
Property, plant and equipment		5.7
Goodwill		21.0
Total assets acquired		95.1
Liabilities assumed
Current liabilities		(10.6)
Deferred income taxes		(3.6)
Total liabilities assumed		(14.2)
Total consideration paid in cash		80.9
Alumacraft [member] | Trademark [member]
Assets acquired
Identifiable intangible assets recognised		25.8
Alumacraft [member] | Dealer network [member]
Assets acquired
Identifiable intangible assets recognised		19.1
Triton [member]
Assets acquired
Current assets		14.1
Property, plant and equipment		9.7
Goodwill		32.5
Total assets acquired		121.5
Liabilities assumed
Current liabilities		(7.4)
Deferred income taxes		(16.7)
Total liabilities assumed		(24.1)
Total consideration paid in cash		97.4
Triton [member] | Trademark [member]
Assets acquired
Identifiable intangible assets recognised		37.7
Triton [member] | Dealer network [member]
Assets acquired
Identifiable intangible assets recognised		$ 27.5
Telwater Pty Ltd [Member]
Assets acquired
Current assets	$ 14.4
Non-current assets	1.7
Property, plant and equipment	35.0
Goodwill	60.0
Total assets acquired	158.8
Liabilities assumed
Current liabilities	(10.5)
Non-current liabilities	(15.7)
Total liabilities assumed	(26.2)
Non-controlling interest	(19.4)
Total consideration paid in cash	113.2
Telwater Pty Ltd [Member] | Trademark [member]
Assets acquired
Identifiable intangible assets recognised	19.5
Telwater Pty Ltd [Member] | Dealer network [member]
Assets acquired
Identifiable intangible assets recognised	$ 28.2